PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ENERGY VAULT HOLDINGS, INC
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

As of September 30, 2021, and December 31, 2020, property and equipment, net consisted of the following:

	As of
	September 30,	December 31,
	2021	2020
Brick machines	$2,381,174	$2,534,700
Right-of-Use assets - vehicles	171,276	135,620
Furniture and equipment	84,514	84,514
Leasehold improvements	165,680	138,630
Demonstration & test equipment	10,221,080	—
Total property and equipment	13,023,724	2,893,464
Less: accumulated depreciation	(1,017,332)	(67,705)
Property and equipment, net	$12,006,392	$2,825,759

In June 2021, the Company decided to suspend further development of EV1 CDU prototype to focus on the next generation model EVx. The EV1 CDU prototype will continue to be used for the purpose of demonstration and testing. Accordingly, the identified components from the prototype amounting to $10,221,080 had been reclassified from inventory to property and equipment in the consolidated financial statement as of and for the nine months ended September 30, 2021 and the same will be depreciated to salvage value over a useful life of twenty-seven months beginning from April 1, 2021.

Further, a component pertaining to EV1 CDU prototype amounting to $458,095 was damaged and therefore written down to $0 by management in the consolidated financial statement for the nine months ended September 30, 2021. This write off has been partially off-set by an insurance claim amounting to $504,781 received by the Company and recorded as part of ‘inventory write-down’ in the consolidated financial statements. Additionally, other components, which weren’t previously installed, remain in inventory at their estimated net realizable value of $81,015, as the Company intends to sell them.

The Company plans to fulfill its contractual obligation for the existing sales order with the next generation EVx model.

For the nine months ended September 30, 2021 and 2020, depreciation and amortization related to property and equipment was $975,992 and $41,479 respectively. No impairments of long-lived assets were recorded for the nine months ended September 30, 2021 and 2020.

7. PROPERTY AND EQUIPMENT, NET

At December 31, 2020 and 2019, property and equipment, net consisted of the following:

	2020	2019
Brick machines	$2,534,700	$973,992
Right of use assets – vehicles	135,620	123,796
Furniture and equipment	84,514	—
Leasehold improvements	138,630	155,196
Total property and equipment	2,893,464	1,242,596
Less: accumulated depreciation	(67,705)	(10,388)
Property and equipment, net	$2,825,759	$1,242,596

For the years ended December 31, 2020 and 2019, depreciation expense was $54,648 and $8,449, respectively.